Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Guinness Atkinson Funds File Nos. 33-75340, 811-08360

Dear Securities and Exchange Commission:

We are filing via EDGAR, on behalf of Guinness Atkinson Funds (“Registrant”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, post-effective amendment no. to Registrant’s registration statement on Form N-1A (the “Amendment”). We are filing the Amendment primarily to register shares of a new series of Registrant, the Guinness Atkinson Smart Transportation ETF.

If you have any questions concerning the Amendment, please contact Alexandra K. Alberstadt of Perkins Coie LLP at 212-261-6819.

Sincerely,

/s/ Diane Drake
Diane Drake

cc:	Alexandra Alberstadt James J. Atkinson